Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SMC-QTLY-0120
1.912861.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)	65,262	$3,650,104
CenturyLink, Inc.	509,400	7,381,206
Cogent Communications Group, Inc.	40,818	2,558,472
GCI Liberty, Inc. (a)	36,400	2,584,036
Ooma, Inc. (a)	153,334	2,128,276
Vonage Holdings Corp. (a)	697,012	5,513,365
		23,815,459
Entertainment - 1.0%
Cinemark Holdings, Inc.	968,417	32,800,284
Electronic Arts, Inc. (a)	19,259	1,945,352
Glu Mobile, Inc. (a)	261,397	1,445,525
Live Nation Entertainment, Inc. (a)	87,290	6,093,715
Nintendo Co. Ltd. ADR (b)	159,636	7,724,786
Roku, Inc. Class A (a)(b)	32,230	5,168,725
Sciplay Corp. (A Shares)	218,631	2,575,473
The Madison Square Garden Co. (a)	28,134	7,927,599
World Wrestling Entertainment, Inc. Class A (b)	259,857	16,116,331
		81,797,790
Interactive Media & Services - 0.7%
Alphabet, Inc. Class C (a)	7,148	9,327,854
ANGI Homeservices, Inc. Class A (a)(b)	452,282	3,505,186
Care.com, Inc. (a)	592,627	7,425,616
CarGurus, Inc. Class A (a)	167,796	6,726,942
Facebook, Inc. Class A (a)	44,389	8,950,598
Match Group, Inc. (b)	53,109	3,743,122
Pinterest, Inc. Class A	260,970	5,083,696
QuinStreet, Inc. (a)	287,420	4,523,991
TripAdvisor, Inc.	87,511	2,485,312
Yelp, Inc. (a)	136,588	4,736,872
		56,509,189
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	87,200	2,230,576
AMC Networks, Inc. Class A (a)	136,050	5,228,402
Boston Omaha Corp. (a)	120,983	2,580,567
Criteo SA sponsored ADR (a)	468,219	8,357,709
Entercom Communications Corp. Class A	1,289,431	6,099,009
National CineMedia, Inc.	1,141,484	7,659,358
Nexstar Broadcasting Group, Inc. Class A	31,710	3,415,484
TechTarget, Inc. (a)	59,939	1,589,582
		37,160,687
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	629,528	7,245,867

TOTAL COMMUNICATION SERVICES		206,528,992

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.1%
Autoliv, Inc.	75,788	6,193,395
BorgWarner, Inc.	186,700	7,850,735
Cooper Tire & Rubber Co.	78,500	2,262,370
Cooper-Standard Holding, Inc. (a)	226,487	6,439,025
Dana, Inc.	672,702	11,402,299
Dorman Products, Inc. (a)	26,246	1,950,603
Fox Factory Holding Corp. (a)	65,190	4,297,977
Gentex Corp.	354,871	10,078,336
LCI Industries	142,970	15,220,586
Lear Corp.	101,538	12,216,037
Standard Motor Products, Inc.	38,853	1,957,026
Stoneridge, Inc. (a)	99,767	3,006,977
The Goodyear Tire & Rubber Co.	208,800	3,338,712
		86,214,078
Automobiles - 0.2%
Harley-Davidson, Inc.	131,000	4,765,780
Thor Industries, Inc.	245,060	15,627,476
		20,393,256
Distributors - 0.8%
LKQ Corp. (a)	698,615	24,647,137
Pool Corp.	201,314	41,561,275
		66,208,412
Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	14,913	369,246
Bright Horizons Family Solutions, Inc. (a)	246,898	37,163,087
Chegg, Inc. (a)	183,159	7,101,074
Frontdoor, Inc. (a)	729,640	33,023,506
Grand Canyon Education, Inc. (a)	162,191	13,817,051
Houghton Mifflin Harcourt Co. (a)	529,053	3,105,541
HyreCar, Inc. (a)(b)	452,185	1,184,725
Park Lawn Corp.	517,654	11,851,132
Service Corp. International	86,800	3,820,936
ServiceMaster Global Holdings, Inc. (a)	185,267	7,260,614
Strategic Education, Inc.	136,874	19,400,521
Weight Watchers International, Inc. (a)	33,124	1,433,938
		139,531,371
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	495,991	11,928,584
Brinker International, Inc.	34,848	1,561,190
Chipotle Mexican Grill, Inc. (a)	6,680	5,436,986
Churchill Downs, Inc.	27,850	3,620,779
Cracker Barrel Old Country Store, Inc. (b)	21,724	3,339,848
Dave & Buster's Entertainment, Inc.	142,272	5,716,489
Denny's Corp. (a)	53,483	1,045,058
Domino's Pizza UK & IRL PLC	1,282,424	5,138,216
Domino's Pizza, Inc.	10,000	2,943,000
Dominos Pizza Enterprises Ltd.	160,836	5,746,260
Eldorado Resorts, Inc. (a)	1,800	96,318
Extended Stay America, Inc. unit	398,515	5,882,081
Great Canadian Gaming Corp. (a)	182,141	5,803,062
Jack in the Box, Inc.	23,233	1,842,145
Lindblad Expeditions Holdings (a)	313,372	4,857,266
Papa John's International, Inc. (b)	135,053	8,546,154
Penn National Gaming, Inc. (a)	58,900	1,356,467
Planet Fitness, Inc. (a)	373,965	27,643,493
Playa Hotels & Resorts NV (a)	620,017	4,885,734
Vail Resorts, Inc.	64,445	15,638,868
Wendy's Co.	312,380	6,697,427
Wingstop, Inc.	26,439	2,115,120
Wyndham Destinations, Inc.	262,759	12,743,812
		144,584,357
Household Durables - 1.0%
Cavco Industries, Inc. (a)	7,720	1,544,077
Ethan Allen Interiors, Inc.	22,417	400,816
Garmin Ltd.	109,190	10,666,771
Helen of Troy Ltd. (a)	23,861	3,851,643
La-Z-Boy, Inc.	55,068	1,740,149
Lennar Corp. Class A	143,928	8,585,305
LGI Homes, Inc. (a)	11,200	809,424
M.D.C. Holdings, Inc.	213,386	8,443,684
NVR, Inc. (a)	1,683	6,381,751
PulteGroup, Inc.	155,000	6,145,750
Skyline Champion Corp. (a)	164,522	5,458,840
Sonos, Inc. (a)	168,436	2,332,839
Taylor Morrison Home Corp. (a)	368,979	8,567,692
Tempur Sealy International, Inc. (a)	67,700	5,746,376
Toll Brothers, Inc.	66,680	2,678,536
Whirlpool Corp.	39,900	5,709,690
William Lyon Homes, Inc. (a)	100,530	2,099,066
		81,162,409
Internet & Direct Marketing Retail - 0.5%
Chewy, Inc. (b)	331,469	8,207,172
Etsy, Inc. (a)	174,555	7,573,941
Expedia, Inc.	26,018	2,644,990
GrubHub, Inc. (a)(b)	152,077	6,557,560
PetMed Express, Inc. (b)	18,753	428,131
Shutterstock, Inc. (a)	372,982	15,508,592
		40,920,386
Leisure Products - 0.8%
Brunswick Corp.	554,219	32,571,451
Callaway Golf Co.	283,294	5,886,849
Clarus Corp.	296,508	3,733,036
Hasbro, Inc.	24,400	2,481,480
Polaris, Inc.	164,881	16,108,874
Sturm, Ruger & Co., Inc.	14,897	678,558
		61,460,248
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	46,400	3,331,520
Dollar Tree, Inc. (a)	16,342	1,494,639
Kohl's Corp.	112,400	5,283,924
		10,110,083
Specialty Retail - 2.2%
Aaron's, Inc. Class A	287,642	16,798,293
Advance Auto Parts, Inc.	40,520	6,364,882
America's Car Mart, Inc. (a)	68,669	7,502,775
American Eagle Outfitters, Inc.	213,100	3,190,107
Bed Bath & Beyond, Inc. (b)	219,320	3,197,686
Burlington Stores, Inc. (a)	94,170	21,188,250
CarMax, Inc. (a)	24,573	2,389,970
Conn's, Inc. (a)	84,342	1,849,620
DSW, Inc. Class A	163,884	2,704,086
Five Below, Inc. (a)	62,619	7,746,596
Foot Locker, Inc.	306,738	12,284,857
Group 1 Automotive, Inc.	90,621	9,342,119
Haverty Furniture Companies, Inc.	104,300	2,097,473
Lithia Motors, Inc. Class A (sub. vtg.)	65,290	10,484,268
Michaels Companies, Inc. (a)(b)	403,938	3,304,213
Monro, Inc.	28,736	2,109,222
National Vision Holdings, Inc. (a)	227,172	6,860,594
Office Depot, Inc.	995,000	2,218,850
Party City Holdco, Inc. (a)(b)	603,961	1,165,645
Penske Automotive Group, Inc.	90,200	4,554,198
Sally Beauty Holdings, Inc. (a)	1,901,244	35,039,927
Signet Jewelers Ltd. (b)	161,846	2,973,111
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	3,661,450
Tiffany & Co., Inc.	16,600	2,221,080
Ulta Beauty, Inc. (a)	25,259	5,907,070
		177,156,342
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	329,769	12,247,621
Carter's, Inc.	248,206	25,642,162
Columbia Sportswear Co.	27,400	2,534,500
Crocs, Inc. (a)	373,312	13,028,589
Deckers Outdoor Corp. (a)	28,144	4,733,258
Gildan Activewear, Inc.	69,061	2,011,051
Hanesbrands, Inc.	2,243,570	33,810,600
Levi Strauss & Co. Class A	144,400	2,423,032
PVH Corp.	59,742	5,792,584
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,254,444	50,453,738
Steven Madden Ltd.	211,974	9,002,536
Under Armour, Inc. Class C (non-vtg.) (a)	454,869	7,869,234
Unifi, Inc. (a)	41,713	1,015,712
Wolverine World Wide, Inc.	248,250	7,968,825
		178,533,442

TOTAL CONSUMER DISCRETIONARY		1,006,274,384

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	7,778	2,989,241
Brown-Forman Corp. Class B (non-vtg.)	150,253	10,190,158
Cott Corp.	384,734	5,155,662
Cott Corp.	606,165	8,104,426
National Beverage Corp. (b)	10,970	544,551
Primo Water Corp. (a)	125,539	1,280,498
		28,264,536
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	464,520	11,009,124
Casey's General Stores, Inc.	29,280	5,087,986
Grocery Outlet Holding Corp. (b)	162,378	5,379,583
Performance Food Group Co. (a)	570,381	26,842,130
SpartanNash Co.	65,200	923,232
U.S. Foods Holding Corp. (a)	469,151	18,658,135
Weis Markets, Inc.	47,626	1,896,944
		69,797,134
Food Products - 1.5%
Flowers Foods, Inc.	150,053	3,230,641
Fresh Del Monte Produce, Inc.	92,948	3,039,400
Hostess Brands, Inc. Class A (a)	567,870	7,637,852
Ingredion, Inc.	117,590	9,779,960
J&J Snack Foods Corp.	13,580	2,512,300
John B. Sanfilippo & Son, Inc.	7,896	771,755
Lamb Weston Holdings, Inc.	256,946	21,578,325
Lancaster Colony Corp.	17,648	2,788,913
Nomad Foods Ltd. (a)	1,432,984	30,092,664
Pilgrim's Pride Corp. (a)	199,300	6,277,950
Post Holdings, Inc. (a)	89,732	9,475,699
Premium Brands Holdings Corp.	82,572	5,445,537
The Hain Celestial Group, Inc. (a)	342,326	8,462,299
The J.M. Smucker Co.	70,800	7,440,372
Tootsie Roll Industries, Inc. (b)	17,263	592,984
TreeHouse Foods, Inc. (a)	40,100	1,960,489
		121,087,140
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	311,530	7,791,365
Energizer Holdings, Inc. (b)	133,004	6,635,570
Spectrum Brands Holdings, Inc.	38,949	2,435,091
WD-40 Co.	12,518	2,417,351
		19,279,377
Personal Products - 0.4%
elf Beauty, Inc. (a)	1,105,473	18,317,688
Herbalife Nutrition Ltd. (a)	128,149	5,844,876
MediFast, Inc. (b)	53,747	4,724,899
Nu Skin Enterprises, Inc. Class A	32,954	1,260,161
USANA Health Sciences, Inc. (a)	12,325	907,120
		31,054,744
Tobacco - 0.0%
Universal Corp.	56,822	2,967,245

TOTAL CONSUMER STAPLES		272,450,176

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	88,003	2,247,597
Cactus, Inc.	85,788	2,589,940
Core Laboratories NV (b)	129,022	5,651,164
Dril-Quip, Inc. (a)	124,843	5,275,865
McDermott International, Inc. (a)(b)	424,665	339,902
Oil States International, Inc. (a)	304,100	4,847,354
Patterson-UTI Energy, Inc.	1,135,121	10,147,982
RigNet, Inc. (a)	319,053	1,659,076
RPC, Inc. (b)	403,838	1,558,815
		34,317,695
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)	3,228,401	829,699
Arch Coal, Inc. (b)	21,000	1,556,310
Brigham Minerals, Inc. Class A	172,475	3,339,116
Canacol Energy Ltd. (b)	1,270,540	4,218,235
Canadian Natural Resources Ltd.	179,017	5,008,109
Carrizo Oil & Gas, Inc. (a)	239,500	1,535,195
Cimarex Energy Co.	266,915	12,270,083
CONSOL Energy, Inc. (a)	23,552	300,524
Delek U.S. Holdings, Inc.	126,100	4,326,491
Devon Energy Corp.	237,100	5,190,119
Diamondback Energy, Inc.	164,122	12,693,195
Encana Corp. (b)	483,631	1,905,506
Enerplus Corp. (b)	499,345	3,097,646
Equitrans Midstream Corp.	56,041	558,729
Extraction Oil & Gas, Inc. (a)(b)	219,437	315,989
Gulfport Energy Corp. (a)	350,800	831,396
HollyFrontier Corp.	223,233	11,507,661
Jagged Peak Energy, Inc. (a)(b)	137,696	918,432
Kosmos Energy Ltd.	954,329	5,697,344
Laredo Petroleum, Inc. (a)	135,500	292,680
Magnolia Oil & Gas Corp. Class A (a)	217,195	2,358,738
Marathon Oil Corp.	146,365	1,705,152
Marathon Petroleum Corp.	239,460	14,520,854
Northern Oil & Gas, Inc. (a)(b)	3,989,886	7,101,997
Parsley Energy, Inc. Class A	115,583	1,731,433
PBF Energy, Inc. Class A	264,005	8,263,357
PDC Energy, Inc. (a)	212,874	4,838,626
QEP Resources, Inc.	733,473	2,398,457
SM Energy Co.	314,214	2,611,118
Southwestern Energy Co. (a)	800,000	1,456,000
SRC Energy, Inc. (a)	707,100	2,524,347
W&T Offshore, Inc. (a)	660,000	2,824,800
World Fuel Services Corp.	326,098	13,826,555
		142,553,893

TOTAL ENERGY		176,871,588

FINANCIALS - 13.6%
Banks - 4.7%
Associated Banc-Corp.	461,939	9,903,972
Bank of Hawaii Corp.	35,676	3,214,764
Bank OZK	366,327	10,872,585
BankUnited, Inc.	730,256	25,602,775
Berkshire Hills Bancorp, Inc.	84,000	2,650,200
Boston Private Financial Holdings, Inc.	280,637	3,294,678
Cadence Bancorp Class A	558,022	9,212,943
Cathay General Bancorp	102,900	3,788,778
Centerstate Banks of Florida, Inc.	127,754	3,248,784
Central Pacific Financial Corp.	23,258	675,877
CIT Group, Inc.	136,200	6,199,824
Citizens Financial Group, Inc.	387,700	14,910,942
Columbia Banking Systems, Inc.	61,937	2,420,498
Comerica, Inc.	118,991	8,378,156
Commerce Bancshares, Inc.	227,650	15,259,380
Cullen/Frost Bankers, Inc.	126,355	11,821,774
East West Bancorp, Inc.	117,121	5,366,484
First Citizens Bancshares, Inc.	9,332	4,850,774
First Financial Bankshares, Inc.	108,984	3,767,577
First Foundation, Inc.	12,204	200,024
First Hawaiian, Inc.	698,905	19,946,749
First Horizon National Corp.	101,600	1,633,728
First Merchants Corp.	83,648	3,386,908
First Midwest Bancorp, Inc., Delaware	143,246	3,088,384
FNB Corp., Pennsylvania	293,600	3,646,512
Fulton Financial Corp.	239,600	4,111,536
Hancock Whitney Corp.	82,900	3,366,569
Hanmi Financial Corp.	209,159	4,105,791
Hope Bancorp, Inc.	395,500	5,738,705
Huntington Bancshares, Inc.	262,318	3,905,915
IBERIABANK Corp.	215,887	15,757,592
KeyCorp	420,100	8,145,739
PacWest Bancorp	89,800	3,344,152
Peapack-Gladstone Financial Corp.	60,629	1,812,807
Peoples Bancorp, Inc.	40,051	1,310,068
Preferred Bank, Los Angeles	49,947	2,754,577
Regions Financial Corp.	365,500	6,081,920
ServisFirst Bancshares, Inc.	39,868	1,449,600
Signature Bank	94,428	11,648,638
Sterling Bancorp	415,857	8,491,800
SVB Financial Group (a)	41,120	9,528,738
Synovus Financial Corp.	392,316	14,943,316
Tcf Financial Corp.	300,774	12,779,887
Texas Capital Bancshares, Inc. (a)	141,929	8,203,496
Umpqua Holdings Corp.	674,348	11,039,077
United Community Bank, Inc.	216,400	6,708,400
Webster Financial Corp.	173,067	8,426,632
Western Alliance Bancorp.	439,200	22,908,672
Wintrust Financial Corp.	159,456	10,828,657
Zions Bancorp NA	424,508	21,132,008
		385,867,362
Capital Markets - 2.9%
Ares Capital Corp.	118,946	2,227,859
Ares Management Corp.	170,127	5,629,502
Artisan Partners Asset Management, Inc.	45,899	1,361,823
Cohen & Steers, Inc.	19,457	1,306,148
Diamond Hill Investment Group, Inc.	2,962	404,461
Donnelley Financial Solutions, Inc. (a)	28,923	290,387
E*TRADE Financial Corp.	296,509	13,135,349
Eaton Vance Corp. (non-vtg.)	288,056	13,587,602
Evercore, Inc. Class A	89,352	6,914,058
FactSet Research Systems, Inc.	74,889	19,444,929
Federated Investors, Inc. Class B (non-vtg.)	86,308	2,893,044
Focus Financial Partners, Inc. Class A (a)	282,683	7,946,219
Houlihan Lokey	31,353	1,494,598
Interactive Brokers Group, Inc.	131,501	6,367,278
Lazard Ltd. Class A	682,613	26,376,166
Legg Mason, Inc.	202,200	7,901,976
LPL Financial	326,713	30,171,946
MarketAxess Holdings, Inc.	33,971	13,718,169
Moelis & Co. Class A	320,807	10,573,799
Morningstar, Inc.	97,513	15,319,292
Newtek Business Services Corp. (b)	142,900	3,339,573
Oaktree Specialty Lending Corp.	547,600	2,902,280
Prospect Capital Corp.	398,500	2,598,220
Raymond James Financial, Inc.	10,982	986,403
SEI Investments Co.	118,053	7,617,960
Stifel Financial Corp.	87,424	5,465,748
Tradeweb Markets, Inc. Class A	85,236	3,812,606
Victory Capital Holdings, Inc.	507,327	10,450,936
Waddell & Reed Financial, Inc. Class A	66,997	1,082,002
WisdomTree Investments, Inc.	1,639,197	7,966,497
		233,286,830
Consumer Finance - 0.9%
Ally Financial, Inc.	351,925	11,205,292
Credit Acceptance Corp. (a)	11,168	4,807,377
First Cash Financial Services, Inc.	184,927	14,949,499
Navient Corp.	865,330	12,417,486
Nelnet, Inc. Class A	69,914	4,404,582
OneMain Holdings, Inc.	148,418	6,395,332
PRA Group, Inc. (a)	88,839	3,255,061
Regional Management Corp. (a)	68,700	2,232,750
SLM Corp.	1,203,667	10,267,280
		69,934,659
Diversified Financial Services - 0.3%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,632,849
Jefferies Financial Group, Inc.	218,158	4,559,502
Voya Financial, Inc.	350,796	20,444,391
		26,636,742
Insurance - 3.2%
Alleghany Corp. (a)	7,461	5,819,878
American Financial Group, Inc.	85,508	9,381,083
Assurant, Inc.	57,298	7,613,185
Assured Guaranty Ltd.	256,095	12,715,117
Athene Holding Ltd. (a)	45,611	2,053,407
Axis Capital Holdings Ltd.	174,338	10,317,323
Brown & Brown, Inc.	83,100	3,136,194
CNA Financial Corp.	293,792	13,138,378
CNO Financial Group, Inc.	339,200	6,146,304
Crawford & Co. Class B	166,972	1,688,087
eHealth, Inc. (a)(b)	51,114	4,715,778
Erie Indemnity Co. Class A	17,953	3,039,443
Everest Re Group Ltd.	93,419	25,340,838
First American Financial Corp.	314,074	19,981,388
Genworth Financial, Inc. Class A	149,800	593,208
Hanover Insurance Group, Inc.	72,430	9,845,410
Heritage Insurance Holdings, Inc.	127,900	1,750,951
Kemper Corp.	93,053	6,878,478
Kinsale Capital Group, Inc.	148,704	15,057,767
Lincoln National Corp.	116,200	6,861,610
National General Holdings Corp.	302,612	6,442,609
Old Republic International Corp.	640,664	14,453,380
Primerica, Inc.	38,798	5,192,724
ProAssurance Corp.	79,971	3,006,910
Reinsurance Group of America, Inc.	190,454	31,512,519
RLI Corp.	157,082	14,352,582
Selective Insurance Group, Inc.	76,006	5,033,117
Universal Insurance Holdings, Inc.	130,526	3,798,307
Unum Group	241,300	7,417,562
White Mountains Insurance Group Ltd.	4,631	5,126,147
		262,409,684
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	245,940	4,259,681
Annaly Capital Management, Inc.	349,000	3,256,170
Ares Commercial Real Estate Corp.	124,057	1,940,251
Blackstone Mortgage Trust, Inc.	97,004	3,553,257
Chimera Investment Corp.	176,100	3,587,157
MFA Financial, Inc.	1,121,240	8,588,698
New York Mortgage Trust, Inc.	403,200	2,511,936
Redwood Trust, Inc.	465,821	7,536,984
Starwood Property Trust, Inc.	227,999	5,585,976
Two Harbors Investment Corp.	942,479	13,703,645
		54,523,755
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	164,843	4,854,626
Essent Group Ltd.	489,486	26,750,410
Farmer Mac Class C (non-vtg.)	25,700	2,134,385
LendingTree, Inc. (a)	21,490	7,747,790
MGIC Investment Corp.	386,100	5,563,701
NMI Holdings, Inc. (a)	68,426	2,297,061
Radian Group, Inc.	397,203	10,263,726
Walker & Dunlop, Inc.	154,968	10,172,100
		69,783,799

TOTAL FINANCIALS		1,102,442,831

HEALTH CARE - 11.1%
Biotechnology - 2.5%
Agios Pharmaceuticals, Inc. (a)	145,061	5,642,873
Aimmune Therapeutics, Inc. (a)	192,815	5,383,395
Akebia Therapeutics, Inc. (a)	208,838	1,313,591
Allogene Therapeutics, Inc. (a)(b)	64,430	1,815,637
Anika Therapeutics, Inc. (a)	12,829	741,516
Arena Pharmaceuticals, Inc. (a)	37,790	1,790,490
Ascendis Pharma A/S sponsored ADR (a)	22,711	2,615,853
BeiGene Ltd. ADR (a)	11,640	2,366,296
Biohaven Pharmaceutical Holding Co. Ltd. (a)	63,038	3,613,338
BioMarin Pharmaceutical, Inc. (a)	55,023	4,440,906
Biospecifics Technologies Corp. (a)	4,763	261,965
Blueprint Medicines Corp. (a)	81,339	6,673,052
Castle Biosciences, Inc. (b)	115,313	3,105,379
DBV Technologies SA sponsored ADR (a)(b)	410,308	3,200,402
Deciphera Pharmaceuticals, Inc. (a)	199,460	9,432,463
Emergent BioSolutions, Inc. (a)	128,600	7,054,996
Exact Sciences Corp. (a)	127,790	10,352,268
Exelixis, Inc. (a)	165,758	2,756,556
Global Blood Therapeutics, Inc. (a)	83,282	5,538,253
Gossamer Bio, Inc.	68,199	1,739,075
Heron Therapeutics, Inc. (a)	376,917	9,633,999
Immunomedics, Inc. (a)	781,172	14,670,410
Incyte Corp. (a)	49,170	4,629,847
Insmed, Inc. (a)	73,736	1,699,615
Invitae Corp. (a)(b)	207,727	4,133,767
Kodiak Sciences, Inc. (a)	69,343	2,052,553
Ligand Pharmaceuticals, Inc. Class B (a)(b)	149,660	16,911,580
Madrigal Pharmaceuticals, Inc. (a)(b)	12,310	1,362,594
Myriad Genetics, Inc. (a)	72,368	1,862,752
Neurocrine Biosciences, Inc. (a)	317,354	37,006,650
NextCure, Inc.	41,600	1,988,896
Precision BioSciences, Inc. (a)(b)	126,455	2,247,105
Puma Biotechnology, Inc. (a)(b)	81,232	770,892
Sage Therapeutics, Inc. (a)	21,258	3,290,101
Sarepta Therapeutics, Inc. (a)	52,020	5,851,730
Seattle Genetics, Inc. (a)	28,587	3,440,445
Spectrum Pharmaceuticals, Inc. (a)	706,397	6,343,445
Ultragenyx Pharmaceutical, Inc. (a)	54,828	2,173,930
Viking Therapeutics, Inc. (a)(b)	787,243	5,762,619
		205,671,234
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	48,065	9,429,392
Atrion Corp.	1,292	910,472
AxoGen, Inc. (a)	932,422	16,158,873
Cantel Medical Corp.	32,832	2,524,781
Dentsply Sirona, Inc.	51,500	2,911,810
DexCom, Inc. (a)	47,880	10,883,603
Endologix, Inc. (a)(b)	452,524	1,176,562
Envista Holdings Corp. (a)(b)	57,689	1,622,215
Glaukos Corp. (a)	39,300	2,520,309
Hologic, Inc. (a)	42,000	2,155,440
ICU Medical, Inc. (a)	44,060	8,260,369
IDEXX Laboratories, Inc. (a)	73,837	18,575,912
Insulet Corp. (a)	43,840	8,141,088
Integra LifeSciences Holdings Corp. (a)	144,234	8,796,832
LeMaitre Vascular, Inc.	10,728	381,595
Masimo Corp. (a)	81,853	12,692,945
Meridian Bioscience, Inc.	36,639	335,247
Merit Medical Systems, Inc. (a)	705,790	19,762,120
Neogen Corp. (a)	47,009	3,129,389
Nevro Corp. (a)	55,182	6,168,244
Penumbra, Inc. (a)	38,623	6,833,181
Quidel Corp. (a)	120,286	8,254,025
SmileDirectClub, Inc. (a)(b)	291,250	2,903,763
STERIS PLC	151,722	22,931,263
Teleflex, Inc.	32,415	11,453,516
The Cooper Companies, Inc.	45,711	14,311,657
ViewRay, Inc. (a)	295,000	979,400
West Pharmaceutical Services, Inc.	254,175	37,371,350
Wright Medical Group NV (a)	51,100	1,521,247
		243,096,600
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	43,790	7,136,018
American Renal Associates Holdings, Inc. (a)	15,450	146,157
BioTelemetry, Inc. (a)	331,841	15,367,557
Centene Corp. (a)	346,372	20,945,115
Chemed Corp.	23,895	10,275,328
Corvel Corp. (a)	7,989	659,172
Encompass Health Corp.	265,068	18,742,958
Guardant Health, Inc. (a)	69,593	5,405,288
HealthEquity, Inc. (a)	133,013	8,365,188
Henry Schein, Inc. (a)	129,169	8,899,744
LHC Group, Inc. (a)	53,620	7,152,908
MEDNAX, Inc. (a)	814,277	21,268,915
Molina Healthcare, Inc. (a)	236,878	32,096,969
Owens & Minor, Inc.	266,300	1,762,906
Patterson Companies, Inc.	86,549	1,684,244
PetIQ, Inc. Class A (a)(b)	60,538	1,392,374
Premier, Inc. (a)	460,830	16,377,898
Quest Diagnostics, Inc.	80,100	8,534,655
RadNet, Inc. (a)	86,300	1,653,508
Select Medical Holdings Corp. (a)	318,986	7,052,780
U.S. Physical Therapy, Inc.	10,825	1,265,010
Universal Health Services, Inc. Class B	59,264	8,266,735
Wellcare Health Plans, Inc. (a)	59,685	19,222,748
		223,674,175
Health Care Technology - 0.3%
Change Healthcare, Inc. (b)	223,143	2,985,653
Teladoc Health, Inc. (a)(b)	132,880	11,127,371
Veeva Systems, Inc. Class A (a)	49,300	7,354,574
Vocera Communications, Inc. (a)	90,843	1,971,293
		23,438,891
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	29,516	1,915,293
Avantor, Inc.	252,073	4,318,010
Bio-Rad Laboratories, Inc. Class A (a)	49,651	18,340,086
Bruker Corp.	118,539	6,068,011
ICON PLC (a)	129,584	21,142,925
Medpace Holdings, Inc. (a)	23,459	1,798,602
PerkinElmer, Inc.	63,035	5,855,952
Quanterix Corp. (a)	114,925	2,911,050
Syneos Health, Inc. (a)	548,492	30,117,696
		92,467,625
Pharmaceuticals - 1.4%
Aerie Pharmaceuticals, Inc. (a)(b)	165,553	3,143,851
Catalent, Inc. (a)	409,816	21,306,334
Collegium Pharmaceutical, Inc. (a)	105,291	2,287,973
GW Pharmaceuticals PLC ADR (a)(b)	96,218	9,824,820
Horizon Pharma PLC (a)	350,360	11,484,801
Innoviva, Inc. (a)	216,035	2,912,152
Jazz Pharmaceuticals PLC (a)	108,440	16,387,453
Lannett Co., Inc. (a)	177,600	1,566,432
Mallinckrodt PLC (a)	152,186	573,741
Nektar Therapeutics (a)(b)	121,546	2,466,168
OptiNose, Inc. (a)(b)	134,440	1,255,670
Pacira Biosciences, Inc. (a)	83,005	3,836,491
Prestige Brands Holdings, Inc. (a)	430,163	16,247,257
Reata Pharmaceuticals, Inc. (a)	19,701	3,844,256
Revance Therapeutics, Inc. (a)	737,283	13,197,366
Supernus Pharmaceuticals, Inc. (a)	158,448	3,704,514
Zynerba Pharmaceuticals, Inc. (a)(b)	339,421	2,148,535
		116,187,814

TOTAL HEALTH CARE		904,536,339

INDUSTRIALS - 17.4%
Aerospace & Defense - 1.5%
AAR Corp.	175,729	7,853,329
Arconic, Inc.	82,445	2,552,497
Axon Enterprise, Inc. (a)	102,149	7,538,596
Curtiss-Wright Corp.	22,195	3,047,595
HEICO Corp.	37,160	4,826,712
HEICO Corp. Class A	186,251	18,707,050
Hexcel Corp.	175,510	13,975,861
Huntington Ingalls Industries, Inc.	64,282	16,177,851
Mercury Systems, Inc. (a)	110,570	8,099,253
National Presto Industries, Inc. (b)	4,316	384,038
Spirit AeroSystems Holdings, Inc. Class A	163,000	14,179,370
Teledyne Technologies, Inc. (a)	52,202	17,852,562
Textron, Inc.	117,776	5,445,962
		120,640,676
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	75,884	1,979,814
C.H. Robinson Worldwide, Inc.	106,806	8,208,041
Echo Global Logistics, Inc. (a)	91,418	1,831,103
Expeditors International of Washington, Inc.	50,857	3,802,069
Forward Air Corp.	225,114	15,764,733
Hub Group, Inc. Class A (a)	105,960	5,411,377
XPO Logistics, Inc. (a)	181,449	15,004,018
		52,001,155
Airlines - 0.9%
Air Canada (a)	106,213	3,989,284
Alaska Air Group, Inc.	306,317	21,138,936
Azul SA sponsored ADR (a)	233,060	8,679,154
Hawaiian Holdings, Inc.	243,252	7,368,103
JetBlue Airways Corp. (a)	520,555	10,031,095
SkyWest, Inc.	250,035	15,662,192
Spirit Airlines, Inc. (a)	63,829	2,493,799
		69,362,563
Building Products - 1.4%
A.O. Smith Corp.	130,030	6,293,452
AAON, Inc.	36,673	1,810,546
Allegion PLC	41,712	5,006,691
Apogee Enterprises, Inc.	76,492	2,925,054
Armstrong World Industries, Inc.	192,688	18,501,902
Continental Building Products, Inc. (a)	33,357	1,227,204
CSW Industrials, Inc.	13,255	978,617
Fortune Brands Home & Security, Inc.	275,525	17,429,712
Lennox International, Inc.	23,312	5,964,375
Masonite International Corp. (a)	238,676	17,136,937
Owens Corning	149,877	10,050,752
Patrick Industries, Inc.	216,407	10,716,475
Simpson Manufacturing Co. Ltd.	37,399	3,036,799
Trex Co., Inc. (a)	126,783	10,910,945
		111,989,461
Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	762,600	28,971,174
ACCO Brands Corp.	488,912	4,473,545
Brady Corp. Class A	316,201	18,023,457
Casella Waste Systems, Inc. Class A (a)	138,111	6,451,165
Cimpress NV (a)(b)	184,626	23,657,976
Clean Harbors, Inc. (a)	413,377	34,165,609
Copart, Inc. (a)	65,101	5,793,989
Deluxe Corp.	115,394	5,894,326
Healthcare Services Group, Inc. (b)	402,311	10,118,122
Herman Miller, Inc.	235,953	11,273,834
IAA Spinco, Inc. (a)	633,384	28,711,297
KAR Auction Services, Inc. (b)	658,014	13,897,256
MSA Safety, Inc.	144,450	17,901,689
Pitney Bowes, Inc. (b)	367,000	1,728,570
Ritchie Bros. Auctioneers, Inc.	388,714	16,710,815
Steelcase, Inc. Class A	279,500	5,064,540
Tetra Tech, Inc.	43,664	3,855,095
The Brink's Co.	66,754	6,208,122
UniFirst Corp.	13,952	2,877,600
Waste Connection, Inc. (United States)	290,434	26,298,799
		272,076,980
Construction & Engineering - 0.6%
AECOM (a)	123,724	5,360,961
Aegion Corp. (a)	236,508	5,122,763
Construction Partners, Inc. Class A (a)	130,144	2,576,851
Granite Construction, Inc.	45,639	1,175,661
Jacobs Engineering Group, Inc.	55,810	5,139,543
Quanta Services, Inc.	214,327	8,924,576
Tutor Perini Corp. (a)	455,284	7,252,674
Williams Scotsman Corp. (a)	804,535	14,288,542
		49,841,571
Electrical Equipment - 1.1%
Acuity Brands, Inc.	68,528	8,962,092
AMETEK, Inc.	63,102	6,247,729
EnerSys	218,088	15,303,235
Generac Holdings, Inc. (a)	184,304	18,153,944
nVent Electric PLC	146,067	3,609,316
Regal Beloit Corp.	146,070	11,938,301
Sensata Technologies, Inc. PLC (a)	470,001	24,200,351
Vicor Corp. (a)	62,794	2,578,950
		90,993,918
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	90,843	14,169,691
Raven Industries, Inc.	30,765	1,057,393
		15,227,084
Machinery - 4.2%
Alamo Group, Inc.	41,440	4,757,312
Allison Transmission Holdings, Inc.	299,391	14,490,524
Donaldson Co., Inc.	115,574	6,481,390
Douglas Dynamics, Inc.	192,107	10,394,910
Flowserve Corp.	84,500	4,115,150
Gardner Denver Holdings, Inc. (a)	210,332	7,123,945
Gates Industrial Corp. PLC (a)	702,926	8,357,790
Gorman-Rupp Co.	17,237	637,941
Graco, Inc.	150,405	7,266,066
Hillenbrand, Inc.	56,282	1,779,637
IDEX Corp.	106,901	17,397,069
ITT, Inc.	50,226	3,504,770
John Bean Technologies Corp.	185,240	20,293,042
Kennametal, Inc.	332,531	11,582,055
Lincoln Electric Holdings, Inc.	253,899	23,424,722
Meritor, Inc. (a)	219,680	5,546,920
Middleby Corp. (a)	133,705	15,477,691
Nordson Corp.	90,909	15,075,439
Oshkosh Corp.	87,500	7,915,250
Proto Labs, Inc. (a)	69,373	6,721,550
RBC Bearings, Inc. (a)	100,498	16,670,608
Rexnord Corp. (a)	94,636	2,989,551
Snap-On, Inc.	97,121	15,584,036
Tennant Co.	211,094	15,718,059
Terex Corp.	182,952	5,135,463
Timken Co.	183,706	9,661,099
Toro Co.	411,044	32,135,420
Trinity Industries, Inc.	168,100	3,536,824
WABCO Holdings, Inc. (a)	47,140	6,352,115
Welbilt, Inc. (a)	414,210	6,913,165
Westinghouse Air Brake Co.	73,158	5,748,024
Woodward, Inc.	230,567	26,927,920
		339,715,457
Marine - 0.3%
Kirby Corp. (a)	145,048	12,237,700
Matson, Inc.	410,237	15,482,344
		27,720,044
Professional Services - 1.1%
ASGN, Inc. (a)	96,933	6,495,480
Barrett Business Services, Inc.	6,675	589,803
CoStar Group, Inc. (a)	18,698	11,459,256
Exponent, Inc.	47,016	2,987,867
FTI Consulting, Inc. (a)	119,981	13,076,729
Huron Consulting Group, Inc. (a)	40,204	2,695,678
InnerWorkings, Inc. (a)	1,004,430	4,730,865
Insperity, Inc.	34,407	2,675,832
Kforce, Inc.	21,171	836,678
Manpower, Inc.	147,968	13,707,756
Robert Half International, Inc.	109,761	6,388,090
TriNet Group, Inc. (a)	395,935	21,677,441
		87,321,475
Road & Rail - 0.9%
Heartland Express, Inc.	581,563	12,451,264
Kansas City Southern	1,420	216,436
Knight-Swift Transportation Holdings, Inc. Class A (b)	594,003	21,972,171
Landstar System, Inc.	158,979	17,711,850
Lyft, Inc.	155,766	7,629,419
Old Dominion Freight Lines, Inc.	23,200	4,444,888
Ryder System, Inc.	66,500	3,490,585
Schneider National, Inc. Class B	88,200	2,006,550
TransForce, Inc.	186,432	6,144,691
		76,067,854
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	248,491	11,537,437
Applied Industrial Technologies, Inc.	190,658	12,173,513
BMC Stock Holdings, Inc. (a)	82,094	2,430,803
EVI Industries, Inc.	68,267	2,086,922
HD Supply Holdings, Inc. (a)	104,774	4,172,101
MRC Global, Inc. (a)	555,348	7,408,342
MSC Industrial Direct Co., Inc. Class A	168,668	12,381,918
SiteOne Landscape Supply, Inc. (a)	149,524	13,271,750
Transcat, Inc. (a)	161,130	5,283,453
Triton International Ltd.	186,565	7,067,082
United Rentals, Inc. (a)	82,780	12,669,479
Watsco, Inc.	21,373	3,803,753
WESCO International, Inc. (a)	159,153	8,374,631
		102,661,184

TOTAL INDUSTRIALS		1,415,619,422

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.6%
CalAmp Corp. (a)	95,258	999,256
Ciena Corp. (a)	454,127	17,238,661
CommScope Holding Co., Inc. (a)	183,813	2,499,857
F5 Networks, Inc. (a)	26,700	3,890,457
Juniper Networks, Inc.	304,600	7,633,276
KVH Industries, Inc. (a)	286,286	3,277,975
NetScout Systems, Inc. (a)	270,835	6,825,042
Ubiquiti, Inc. (b)	16,341	3,222,445
Viavi Solutions, Inc. (a)	245,970	3,694,469
		49,281,438
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	155,954	12,420,177
Avnet, Inc.	259,236	10,537,943
Badger Meter, Inc.	26,287	1,629,794
Belden, Inc.	642,680	34,537,623
CDW Corp.	36,530	4,933,377
Cognex Corp.	380,481	19,092,537
Coherent, Inc. (a)	22,974	3,465,858
Dolby Laboratories, Inc. Class A	57,836	3,983,744
Fabrinet (a)	35,520	2,148,605
Flextronics International Ltd. (a)	252,104	2,992,474
FLIR Systems, Inc.	118,165	6,328,917
Insight Enterprises, Inc. (a)	101,202	6,637,839
IPG Photonics Corp. (a)	58,882	8,366,543
Jabil, Inc.	280,281	10,886,114
Littelfuse, Inc.	53,920	9,781,627
National Instruments Corp.	101,720	4,284,446
Novanta, Inc. (a)	66,640	6,209,515
Par Technology Corp. (a)	117,216	3,527,029
Powerfleet, Inc. (a)	367,079	2,213,486
Rogers Corp. (a)	51,970	6,757,139
Sanmina Corp. (a)	129,900	4,132,119
ScanSource, Inc. (a)	71,700	2,539,614
SYNNEX Corp.	122,504	15,044,716
Tech Data Corp. (a)	49,700	7,201,033
Trimble, Inc. (a)	438,669	17,779,255
TTM Technologies, Inc. (a)	763,574	10,239,527
Vishay Intertechnology, Inc.	282,140	5,611,765
		223,282,816
IT Services - 3.8%
Alliance Data Systems Corp.	30,218	3,230,606
Amdocs Ltd.	464,360	32,180,148
Black Knight, Inc. (a)	172,001	10,837,783
Booz Allen Hamilton Holding Corp. Class A	170,010	12,369,928
Carbonite, Inc. (a)	557,459	12,821,557
Cass Information Systems, Inc.	10,936	617,556
CoreLogic, Inc. (a)	218,805	9,065,091
EPAM Systems, Inc. (a)	36,612	7,756,252
Equiniti Group PLC (c)	3,227,611	8,118,954
Euronet Worldwide, Inc. (a)	278,483	43,774,743
EVERTEC, Inc.	130,754	4,239,045
Gartner, Inc. (a)	74,432	11,943,359
Genpact Ltd.	159,290	6,483,103
GoDaddy, Inc. (a)	266,988	17,722,663
Hackett Group, Inc.	24,122	369,790
i3 Verticals, Inc. Class A (a)	127,639	3,487,097
International Money Express, Inc. (a)	347,707	4,725,338
InterXion Holding NV (a)	119,830	10,190,343
Jack Henry & Associates, Inc.	55,527	8,436,772
Leidos Holdings, Inc.	28,900	2,625,276
Maximus, Inc.	165,081	12,323,297
NIC, Inc.	60,167	1,365,189
Presidio, Inc.	803,068	13,258,653
Science Applications International Corp.	26,150	2,231,903
Switch, Inc. Class A	901,220	14,203,227
Sykes Enterprises, Inc. (a)	68,251	2,398,340
The Western Union Co.	50,953	1,369,617
Ttec Holdings, Inc.	104,974	4,821,456
Twilio, Inc. Class A (a)(b)	22,229	2,295,811
Unisys Corp. (a)	287,620	3,273,116
Virtusa Corp. (a)	87,241	3,898,800
WEX, Inc. (a)	68,420	13,761,315
Wix.com Ltd. (a)	87,304	10,554,181
WNS Holdings Ltd. sponsored ADR (a)	105,483	6,658,087
		303,408,396
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	59,445	2,327,272
Brooks Automation, Inc.	36,783	1,646,775
Cabot Microelectronics Corp.	100,279	13,378,221
Cirrus Logic, Inc. (a)	91,600	6,567,720
Cree, Inc. (a)	47,622	2,105,369
Cypress Semiconductor Corp.	518,566	12,160,373
Diodes, Inc. (a)	156,600	7,225,524
Entegris, Inc.	174,320	8,248,822
Inphi Corp. (a)	74,990	5,221,554
KLA-Tencor Corp.	5,800	950,388
Kulicke & Soffa Industries, Inc.	327,565	8,218,606
Lattice Semiconductor Corp. (a)	309,659	5,849,459
Maxim Integrated Products, Inc.	181,410	10,280,505
MaxLinear, Inc. Class A (a)	301,394	5,988,699
MKS Instruments, Inc.	58,510	6,218,443
Monolithic Power Systems, Inc.	75,907	12,196,737
NVE Corp.	4,342	276,108
ON Semiconductor Corp. (a)	2,042,773	43,858,336
Power Integrations, Inc.	25,073	2,293,929
Qorvo, Inc. (a)	63,357	6,602,433
Semtech Corp. (a)	205,902	9,978,011
Silicon Laboratories, Inc. (a)	88,373	9,361,352
Skyworks Solutions, Inc.	22,400	2,201,920
Teradyne, Inc.	165,441	10,354,952
Universal Display Corp.	20,825	4,044,632
		197,556,140
Software - 8.4%
2U, Inc. (a)(b)	710,890	17,729,597
8x8, Inc. (a)	95,290	1,955,351
ACI Worldwide, Inc. (a)	523,831	19,643,663
American Software, Inc. Class A	24,821	392,420
Anaplan, Inc. (a)	114,016	6,147,743
ANSYS, Inc. (a)	22,170	5,646,477
Aspen Technology, Inc. (a)	174,260	21,852,204
Avalara, Inc. (a)	71,050	5,544,032
Blackbaud, Inc.	30,000	2,486,400
BlackLine, Inc. (a)	34,700	1,867,554
Box, Inc. Class A (a)	112,300	2,048,352
CDK Global, Inc.	316,480	16,947,504
Cerence, Inc. (a)	149,984	2,333,751
ChannelAdvisor Corp. (a)	329,440	3,126,386
Cision Ltd. (a)	42,464	422,092
Citrix Systems, Inc.	24,100	2,718,721
CommVault Systems, Inc. (a)	176,272	8,922,889
Cornerstone OnDemand, Inc. (a)	274,002	16,897,703
Coupa Software, Inc. (a)	54,900	8,426,601
DocuSign, Inc. (a)	115,430	8,219,770
Dynatrace, Inc. (b)	206,563	5,488,379
Ebix, Inc. (b)	39,842	1,385,705
Elastic NV (a)	72,130	5,727,843
Enghouse Systems Ltd.	263,580	8,231,046
Everbridge, Inc. (a)	41,159	3,619,522
Fair Isaac Corp. (a)	52,634	19,356,154
FireEye, Inc. (a)	645,026	10,810,636
Guidewire Software, Inc. (a)	113,188	13,789,694
HubSpot, Inc. (a)	62,420	9,425,420
Instructure, Inc. (a)	77,585	4,130,625
j2 Global, Inc.	622,577	60,402,421
LivePerson, Inc. (a)	507,127	20,127,871
LogMeIn, Inc.	533,491	41,601,628
Manhattan Associates, Inc. (a)	138,406	11,558,285
Mimecast Ltd. (a)	160,253	7,107,221
Model N, Inc. (a)	244,742	7,445,052
New Relic, Inc. (a)	123,255	8,383,805
Nortonlifelock, Inc.	51,100	1,272,390
Nuance Communications, Inc. (a)	1,257,445	22,545,989
Palo Alto Networks, Inc. (a)	24,843	5,644,826
Parametric Technology Corp. (a)	42,300	3,240,180
Paycom Software, Inc. (a)	79,466	21,996,983
Paylocity Holding Corp. (a)	28,634	3,502,511
Pivotal Software, Inc. (a)	182,200	2,736,644
Proofpoint, Inc. (a)	116,505	13,827,978
Q2 Holdings, Inc. (a)	164,532	13,891,437
QAD, Inc. Class A	18,589	950,084
Qualys, Inc. (a)	33,838	2,961,163
Rapid7, Inc. (a)	85,706	4,805,535
RealPage, Inc. (a)	255,564	14,063,687
RingCentral, Inc. (a)	95,920	16,543,322
Slack Technologies, Inc. Class A (a)(b)	99,100	2,261,462
Smartsheet, Inc. (a)	114,004	5,407,210
SolarWinds, Inc. (a)(b)	1,051,468	20,335,391
Splunk, Inc. (a)	113,758	16,974,969
SS&C Technologies Holdings, Inc.	771,475	46,327,074
The Trade Desk, Inc. (a)	62,103	16,354,204
Tyler Technologies, Inc. (a)	54,860	15,918,726
Upland Software, Inc. (a)	436,969	16,915,070
Verint Systems, Inc. (a)	156,509	7,607,902
Yext, Inc. (a)	224,304	3,871,487
Zix Corp. (a)	1,122,453	8,463,296
Zoom Video Communications, Inc. Class A (b)	28,994	2,160,053
Zuora, Inc. (a)	151,243	2,410,813
		684,910,903
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)	543,265	17,835,390
Seagate Technology LLC	127,000	7,579,360
Western Digital Corp.	39,700	1,998,101
Xerox Holdings Corp.	164,200	6,392,306
		33,805,157

TOTAL INFORMATION TECHNOLOGY		1,492,244,850

MATERIALS - 3.7%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	380,176	10,823,611
Cabot Corp.	76,213	3,581,249
Celanese Corp. Class A	57,600	7,232,832
CF Industries Holdings, Inc.	58,200	2,689,422
Chase Corp.	6,538	769,196
Eastman Chemical Co.	114,700	8,989,039
FMC Corp.	82,702	8,101,488
Huntsman Corp.	495,140	11,200,067
Ingevity Corp. (a)	102,312	9,239,797
Innospec, Inc.	45,342	4,461,653
International Flavors & Fragrances, Inc. (b)	29,154	4,117,419
Minerals Technologies, Inc.	83,772	4,523,688
NewMarket Corp.	8,038	3,970,531
Olin Corp.	49,639	869,675
Orion Engineered Carbons SA	320,676	5,829,890
PQ Group Holdings, Inc. (a)	258,343	4,097,320
Quaker Chemical Corp.	70,877	10,576,975
Sensient Technologies Corp.	38,236	2,419,956
The Chemours Co. LLC	183,400	2,895,886
The Mosaic Co.	112,631	2,145,621
Trinseo SA	340,012	12,917,056
Valvoline, Inc.	269,158	6,096,429
Venator Materials PLC (a)	242,645	895,360
Westlake Chemical Corp.	86,648	5,950,985
		134,395,145
Construction Materials - 0.1%
Eagle Materials, Inc.	40,802	3,755,008
Summit Materials, Inc. (a)	92,900	2,217,523
		5,972,531
Containers & Packaging - 1.4%
Amcor PLC	128,690	1,320,359
Aptargroup, Inc.	243,392	27,289,111
Avery Dennison Corp.	17,442	2,273,914
Crown Holdings, Inc. (a)	212,975	16,164,803
Graphic Packaging Holding Co.	1,989,599	32,370,776
Greif, Inc. Class A	44,000	1,898,600
Owens-Illinois, Inc.	386,662	3,820,221
Packaging Corp. of America	85,700	9,589,830
Sealed Air Corp.	296,335	11,180,720
WestRock Co.	155,117	6,255,869
		112,164,203
Metals & Mining - 0.5%
Alcoa Corp. (a)	226,924	4,617,903
Carpenter Technology Corp.	131,477	6,911,746
Cleveland-Cliffs, Inc. (b)	474,100	3,788,059
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Kaiser Aluminum Corp.	25,694	2,815,549
Reliance Steel & Aluminum Co.	122,646	14,469,775
Royal Gold, Inc.	26,400	3,095,928
Steel Dynamics, Inc.	80,000	2,698,400
SunCoke Energy, Inc.	589,272	3,017,073
Worthington Industries, Inc.	36,348	1,392,128
		42,806,566
Paper & Forest Products - 0.1%
Domtar Corp.	79,600	2,970,672
Schweitzer-Mauduit International, Inc.	133,198	5,842,064
		8,812,736

TOTAL MATERIALS		304,151,181

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Campus Communities, Inc.	195,836	9,407,961
Americold Realty Trust	216,248	8,135,250
Apartment Investment & Management Co. Class A	187,270	10,069,508
Brandywine Realty Trust (SBI)	196,200	3,027,366
Brixmor Property Group, Inc.	313,300	6,873,802
Camden Property Trust (SBI)	90,751	10,123,274
CBL & Associates Properties, Inc.	226,300	325,872
Chatham Lodging Trust	89,712	1,641,730
Colony Capital, Inc.	305,953	1,493,051
CorEnergy Infrastructure Trust, Inc.	84,100	3,720,584
CoreSite Realty Corp.	26,600	3,016,174
Corrections Corp. of America	159,700	2,419,455
Cousins Properties, Inc.	264,790	10,721,347
CubeSmart	410,623	12,663,613
DiamondRock Hospitality Co.	461,700	4,755,510
Easterly Government Properties, Inc.	277,259	6,449,044
EastGroup Properties, Inc.	125,981	17,157,352
Empire State Realty Trust, Inc.	527,754	7,367,446
Equity Commonwealth	81,000	2,660,850
Franklin Street Properties Corp.	275,093	2,396,060
Front Yard Residential Corp. Class B	98,985	1,148,226
Gaming & Leisure Properties	126,866	5,353,745
Global Net Lease, Inc.	147,551	3,008,565
Government Properties Income Trust	132,285	4,413,028
Healthcare Trust of America, Inc.	123,100	3,736,085
Hospitality Properties Trust (SBI)	254,722	5,932,475
Industrial Logistics Properties Trust	136,179	2,946,914
Lamar Advertising Co. Class A	71,163	5,937,129
Liberty Property Trust (SBI)	66,500	4,097,730
Medical Properties Trust, Inc.	778,097	16,153,294
MGM Growth Properties LLC	284,345	8,811,852
Mid-America Apartment Communities, Inc.	113,657	15,469,854
National Retail Properties, Inc.	342,779	19,106,501
Omega Healthcare Investors, Inc.	140,200	5,892,606
One Liberty Properties, Inc.	38,229	1,044,034
Outfront Media, Inc.	761,003	19,009,855
Park Hotels & Resorts, Inc.	279,576	6,611,972
Piedmont Office Realty Trust, Inc. Class A	504,344	11,156,089
Preferred Apartment Communities, Inc. Class A	234,200	3,224,934
Retail Properties America, Inc.	234,284	3,333,861
Retail Value, Inc.	36,735	1,304,460
RLJ Lodging Trust	556,959	9,518,429
Ryman Hospitality Properties, Inc.	46,384	4,138,844
Sabra Health Care REIT, Inc.	380,682	8,481,595
Senior Housing Properties Trust (SBI)	596,834	4,368,825
SITE Centers Corp.	357,750	5,183,798
SL Green Realty Corp.	24,091	2,055,685
Spirit Realty Capital, Inc.	47,537	2,490,939
Stag Industrial, Inc.	322,829	10,004,471
Summit Hotel Properties, Inc.	198,800	2,409,456
Sun Communities, Inc.	56,144	9,247,478
Tanger Factory Outlet Centers, Inc. (b)	101,800	1,549,396
The GEO Group, Inc.	154,500	2,141,370
VEREIT, Inc.	1,265,900	12,355,184
Washington Prime Group, Inc.	365,000	1,518,400
Weingarten Realty Investors (SBI)	50,900	1,620,656
Xenia Hotels & Resorts, Inc.	257,700	5,427,162
		354,630,146
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)(b)	648,946	12,583,063
FirstService Corp.	33,029	3,171,112
Howard Hughes Corp. (a)	14,200	1,567,822
Jones Lang LaSalle, Inc.	22,586	3,756,729
Marcus & Millichap, Inc. (a)	12,838	471,925
The RMR Group, Inc.	6,257	293,891
		21,844,542

TOTAL REAL ESTATE		376,474,688

UTILITIES - 1.1%
Electric Utilities - 0.4%
Alliant Energy Corp.	203,073	10,762,869
Evergy, Inc.	54,100	3,422,907
PNM Resources, Inc.	131,024	6,348,113
Portland General Electric Co.	277,466	15,402,138
		35,936,027
Gas Utilities - 0.1%
National Fuel Gas Co.	107,300	4,830,646
South Jersey Industries, Inc.	66,900	2,089,956
Southwest Gas Holdings, Inc.	53,948	4,087,100
		11,007,702
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	46,400	1,843,472
The AES Corp.	386,684	7,312,194
Vistra Energy Corp.	454,153	12,048,679
		21,204,345
Multi-Utilities - 0.3%
Black Hills Corp.	83,696	6,408,603
MDU Resources Group, Inc.	132,800	3,856,512
NorthWestern Energy Corp.	192,317	13,764,128
		24,029,243

TOTAL UTILITIES		92,177,317

TOTAL COMMON STOCKS
(Cost $6,094,298,503)		7,349,771,768

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)
(Cost $257,662)	6,381	291,995

Equity Funds - 7.1%
Mid-Cap Blend Funds - 2.9%
Fidelity SAI Small-Mid Cap 500 Index Fund (f)	18,041,255	232,190,958
Sector Funds - 1.3%
Fidelity SAI Real Estate Index Fund (f)	8,931,129	109,763,573
Small Blend Funds - 2.9%
Fidelity Small Cap Index Fund (f)	11,171,759	234,383,495
TOTAL EQUITY FUNDS
(Cost $507,792,876)		576,338,026
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (g)
(Cost $159,495)	160,000	159,573
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.61% (h)	3,242,924	3,243,572
Fidelity Securities Lending Cash Central Fund 1.61% (h)(i)	274,777,838	274,805,316
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (j)	202,684,751	202,684,751
TOTAL MONEY MARKET FUNDS
(Cost $480,733,639)		480,733,639
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $7,083,242,175)		8,407,295,001
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(272,676,476)
NET ASSETS - 100%		$8,134,618,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Dec. 2019	$1,055,470	$33,099	$33,099
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Dec. 2019	1,005,000	62,475	62,475
TOTAL FUTURES CONTRACTS					$95,574

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,118,954 or 0.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,587.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,644
Fidelity Securities Lending Cash Central Fund	1,228,836
Total	$ 1,258,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,325,713	$2,440,475	$--	$2,440,476	$--	$7,997,385	$109,763,573
Fidelity SAI Small-Mid Cap 500 Index Fund	166,666,203	450,078,192	396,850,843	4,911,471	8,338,486	3,958,920	232,190,958
Fidelity Small Cap Index Fund	166,544,687	452,876,168	392,219,461	740,872	2,108,795	5,073,306	234,383,495
Total	$432,536,603	$905,394,835	$789,070,304	$8,092,819	$10,447,281	$17,029,611	$576,338,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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